Equity - Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ (834)	€ 436
Financial assets at fair value through other comprehensive income	91,998	108,038
Debt instruments
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	629	1,229
Revaluation losses	(1,463)	(793)
Net revaluation gains/(losses)	(834)	436
Financial assets at fair value through other comprehensive income	89,867	105,585
Government and central banks debt instruments | Spain
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	99	271
Revaluation losses	0	0
Net revaluation gains/(losses)	99	271
Financial assets at fair value through other comprehensive income	8,927	12,917
Government and central banks debt instruments | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	345	544
Revaluation losses	(220)	(118)
Net revaluation gains/(losses)	125	426
Financial assets at fair value through other comprehensive income	16,671	20,397
Government and central banks debt instruments | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	157	334
Revaluation losses	(844)	(438)
Net revaluation gains/(losses)	(687)	(104)
Financial assets at fair value through other comprehensive income	45,506	49,847
Private-sector debt instruments
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	28	80
Revaluation losses	(399)	(237)
Net revaluation gains/(losses)	(371)	(157)
Financial assets at fair value through other comprehensive income	€ 18,763	€ 22,424